Provisions - Changes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 116,357	$ 115,492
Charges for the year	34,543	34,166
Provisions reversed with a credit to income	(2,973)	(1,569)
Amounts used	(13,023)	(20,419)
Provision against equity	2,244	(3,568)
Transfers from/(to) other accounts		277
Exchange differences and others	(1,606)	(8,740)
Additions from business combinations (see Note 5)		735
Disposals from business divestitures	(4,599)	(17)
Balance at end of period	130,943	116,357
Provisions For Pensions [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	52,726	59,195
Charges for the year	7,444	4,611
Provisions reversed with a credit to income	(1,798)	(36)
Amounts used	(2,019)	(2,076)
Provision against equity	2,244	(3,568)
Transfers from/(to) other accounts		277
Exchange differences and others	(868)	(5,677)
Balance at end of period	57,729	52,726
Environment provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	3,211	3,467
Charges for the year	820	103
Exchange differences and others	77	(359)
Balance at end of period	4,108	3,211
Provisions for litigation [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	2,399	11,732
Charges for the year	2,166	392
Amounts used	(650)	(9,595)
Exchange differences and others	(10)	(130)
Balance at end of period	3,905	2,399
Provisions for third-party liability [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	7,270	7,639
Charges for the year	2,361	229
Provisions reversed with a credit to income	(74)	(9)
Amounts used	(179)	(239)
Exchange differences and others	(115)	(350)
Balance at end of period	9,263	7,270
Provisions for C02 emissions allowances [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	27,970	7,281
Charges for the year	18,794	26,348
Amounts used	(9,452)	(5,470)
Exchange differences and others	(249)	(189)
Disposals from business divestitures	(2,125)
Balance at end of period	34,938	27,970
Other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	22,781	26,178
Charges for the year	2,958	2,483
Provisions reversed with a credit to income	(1,101)	(1,524)
Amounts used	(723)	(3,039)
Exchange differences and others	(441)	(2,035)
Additions from business combinations (see Note 5)		735
Disposals from business divestitures	(2,474)	(17)
Balance at end of period	$ 21,000	$ 22,781